Fair value measurement - Equity security investments (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes in fair value measurement, assets [abstract]
Balance at beginning of period	¥ 62,190
Balance at end of period	61,931	¥ 62,190
Level 3
Changes in fair value measurement, assets [abstract]
Balance at beginning of period	46	39
Purchases	10	21
Additions (business combination)	14	0
Change in fair value	(16)	(4)
Foreign exchange impact	0	(10)
Balance at end of period	¥ 54	¥ 46